Report Of The Directors Financial Review Risk Report - Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (Details) - USD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,865,200	$ 2,855,948
Off-balance sheet commitments	297,193	273,192
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	297,303	273,371
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(110)	(179)
Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	209,063	187,837
Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	209,063	187,837
Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	924,854	1,045,814
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	104,882	83,136
Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	168,746	97,302
Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	168,747	97,302
Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,693,327	2,676,167
Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(12,513)	(12,068)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	936,307	1,057,231
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,453)	(11,417)
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	104,951	83,153
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(69)	(17)
Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,014,498	880,351
Financial assets at amortised cost, category | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(553)	(193)
Financial assets at amortised cost, category | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	133,465	75,668
Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,476,528	2,494,993
Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,384)	(1,648)
Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	777,543	918,936
Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,095)	(1,367)
Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	103,042	81,636
Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(18)	(14)
Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	996,489	875,016
Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(124)	(91)
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	194,619	160,756
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,901)	(3,380)
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	139,130	119,224
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,491)	(3,119)
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,827	1,517
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(29)	(3)
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,166	4,988
Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(188)	(54)
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	22,005	20,101
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7,183)	(6,970)
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,505	18,797
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6,829)	(6,867)
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	82	0
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(22)	0
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	797	304
Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(234)	(42)
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	175	317
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(45)	(70)
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	129	274
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(38)	(64)
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	46	43
Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7)	(6)
Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	266,303	347,203
Financial assets measured at fair value through other comprehensive income, category | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(145)	(96)
Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	114,038	94,211
Strong | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	76,095	62,701
Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	99,696	97,224
Good | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	69,667	65,031
Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	77,184	75,711
Satisfactory | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	59,452	56,446
Sub- standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,497	5,354
Sub- standard | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,360	3,327
Credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	888	871
IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	637,133	654,991
Financial assets and off-balance sheet loan commitments	2,680,814	2,664,099
IFRS 9 | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,055,756	2,020,735
Off-balance sheet commitments	637,571	655,432
Financial assets and off-balance sheet loan commitments	2,693,327	2,676,167
IFRS 9 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(12,075)	(11,627)
Off-balance sheet commitments	(438)	(441)
Financial assets and off-balance sheet loan commitments	(12,513)	(12,068)
IFRS 9 | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	618,402	627,258
IFRS 9 | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	618,788	627,637
IFRS 9 | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(386)	(379)
IFRS 9 | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	18,731	27,733
IFRS 9 | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	18,783	27,795
IFRS 9 | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(52)	(62)
IFRS 9 | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	936,307	1,057,231
IFRS 9 | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,453)	(11,417)
IFRS 9 | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	104,951	83,153
IFRS 9 | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(69)	(17)
IFRS 9 | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,014,498	880,351
IFRS 9 | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(553)	(193)
IFRS 9 | – stage 1 | Non-credit impaired | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	583,242	594,308
IFRS 9 | – stage 1 | Non-credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	583,383	594,473
IFRS 9 | – stage 1 | Non-credit impaired | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(141)	(165)
IFRS 9 | – stage 1 | Non-credit impaired | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	16,065	24,921
IFRS 9 | – stage 1 | Non-credit impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	16,071	24,932
IFRS 9 | – stage 1 | Non-credit impaired | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(6)	(11)
IFRS 9 | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	33,853	32,215
IFRS 9 | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	34,033	32,389
IFRS 9 | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(180)	(174)
IFRS 9 | Lifetime expected credit losses | Non-credit impaired | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,450	2,608
IFRS 9 | Lifetime expected credit losses | Non-credit impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,463	2,638
IFRS 9 | Lifetime expected credit losses | Non-credit impaired | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(13)	(30)
IFRS 9 | Lifetime expected credit losses | Credit impaired | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,307	735
IFRS 9 | Lifetime expected credit losses | Credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,372	775
IFRS 9 | Lifetime expected credit losses | Credit impaired | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(65)	(40)
IFRS 9 | Lifetime expected credit losses | Credit impaired | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	216	204
IFRS 9 | Lifetime expected credit losses | Credit impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	249	225
IFRS 9 | Lifetime expected credit losses | Credit impaired | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(33)	(21)
IFRS 9 | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Lifetime expected credit losses | – POCI | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Lifetime expected credit losses | – POCI | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Lifetime expected credit losses | – POCI | Financial guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	924,854	1,045,814
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	936,307	1,057,231
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,453)	(11,417)
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	104,882	83,136
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	104,951	83,153
IFRS 9 | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(69)	(17)
IFRS 9 | Financial assets at amortised cost, category | Other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,013,945	880,158
IFRS 9 | Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,014,498	880,351
IFRS 9 | Financial assets at amortised cost, category | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(553)	(193)
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	776,448	917,569
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	777,543	918,936
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,095)	(1,367)
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	103,024	81,622
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	103,042	81,636
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(18)	(14)
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	996,365	874,925
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	996,489	875,016
IFRS 9 | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(124)	(91)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	135,639	116,105
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	139,130	119,224
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,491)	(3,119)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,798	1,514
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,827	1,517
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(29)	(3)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,978	4,934
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,166	4,988
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(188)	(54)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,676	11,930
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,505	18,797
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6,829)	(6,867)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	60	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	82	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(22)	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	563	262
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	797	304
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(234)	(42)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	91	210
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	129	274
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(38)	(64)
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	39	37
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	46	43
IFRS 9 | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7)	(6)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	279,206	345,173
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	279,351	345,269
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(145)	(96)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	279,206	345,173
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	279,351	345,269
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(145)	(96)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Non-credit impaired | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	276,563	343,040
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Non-credit impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	276,631	343,107
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Non-credit impaired | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(68)	(67)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Non-credit impaired | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,609	2,094
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Non-credit impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,678	2,116
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Non-credit impaired | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(69)	(22)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Credit impaired | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4	0
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Credit impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5	0
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Credit impaired | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1)	0
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	30	39
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	37	46
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(7)	(7)
IFRS 9 | Strong | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	411,253	406,376
Financial assets and off-balance sheet loan commitments	1,853,814	1,798,075
IFRS 9 | Strong | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	402,972	389,865
IFRS 9 | Strong | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	8,281	16,511
IFRS 9 | Strong | – stage 1 | Non-credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	398,120	387,434
IFRS 9 | Strong | – stage 1 | Non-credit impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	8,189	16,351
IFRS 9 | Strong | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,852	2,431
IFRS 9 | Strong | Lifetime expected credit losses | Non-credit impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	92	160
IFRS 9 | Strong | Lifetime expected credit losses | Credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Lifetime expected credit losses | Credit impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Lifetime expected credit losses | – POCI | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	492,848	544,695
IFRS 9 | Strong | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	93,025	72,978
IFRS 9 | Strong | Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	856,688	774,026
IFRS 9 | Strong | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	458,843	537,642
IFRS 9 | Strong | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	92,696	72,903
IFRS 9 | Strong | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	855,523	773,427
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	34,005	7,053
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	329	75
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,165	599
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	261,247	320,161
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	261,247	320,161
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Non-credit impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	260,941	319,557
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Non-credit impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	306	604
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Credit impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	137,071	141,199
Financial assets and off-balance sheet loan commitments	425,505	447,210
IFRS 9 | Good | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	132,402	136,297
IFRS 9 | Good | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,669	4,902
IFRS 9 | Good | – stage 1 | Non-credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	121,581	129,455
IFRS 9 | Good | – stage 1 | Non-credit impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,245	4,469
IFRS 9 | Good | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	10,821	6,842
IFRS 9 | Good | Lifetime expected credit losses | Non-credit impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	424	433
IFRS 9 | Good | Lifetime expected credit losses | Credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Lifetime expected credit losses | Credit impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Lifetime expected credit losses | – POCI | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	197,560	230,326
IFRS 9 | Good | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,890	4,037
IFRS 9 | Good | Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	85,984	71,648
IFRS 9 | Good | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	170,875	206,645
IFRS 9 | Good | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,465	3,935
IFRS 9 | Good | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	80,175	70,508
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26,685	23,681
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	425	102
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,809	1,140
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,132	12,298
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,132	12,298
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Non-credit impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10,000	12,196
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Non-credit impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	132	102
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Credit impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	78,981	97,724
Financial assets and off-balance sheet loan commitments	349,638	369,625
IFRS 9 | Satisfactory | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	74,410	92,558
IFRS 9 | Satisfactory | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,571	5,166
IFRS 9 | Satisfactory | – stage 1 | Non-credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	60,990	76,043
IFRS 9 | Satisfactory | – stage 1 | Non-credit impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,488	3,929
IFRS 9 | Satisfactory | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	13,420	16,515
IFRS 9 | Satisfactory | Lifetime expected credit losses | Non-credit impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,083	1,237
IFRS 9 | Satisfactory | Lifetime expected credit losses | Credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Lifetime expected credit losses | Credit impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Lifetime expected credit losses | – POCI | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	196,819	233,739
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,643	5,020
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	68,195	33,142
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	142,695	169,809
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,466	4,788
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	60,583	30,997
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	54,124	63,930
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	177	232
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,612	2,145
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,981	11,677
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,981	11,677
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Non-credit impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,690	11,354
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Non-credit impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	291	323
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Credit impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	8,645	9,133
Financial assets and off-balance sheet loan commitments	42,190	40,843
IFRS 9 | Sub- standard | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,632	8,142
IFRS 9 | Sub- standard | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,013	991
IFRS 9 | Sub- standard | – stage 1 | Non-credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,692	1,541
IFRS 9 | Sub- standard | – stage 1 | Non-credit impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	149	183
IFRS 9 | Sub- standard | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,940	6,601
IFRS 9 | Sub- standard | Lifetime expected credit losses | Non-credit impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	864	808
IFRS 9 | Sub- standard | Lifetime expected credit losses | Credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Lifetime expected credit losses | Credit impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Lifetime expected credit losses | – POCI | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	29,446	29,404
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,311	1,118
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,788	1,188
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,130	4,840
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	415	10
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	208	84
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	24,316	24,560
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	896	1,108
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,580	1,104
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	4
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,949	1,087
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,949	1,087
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Non-credit impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Non-credit impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,949	1,087
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Credit impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	22,180	20,414
IFRS 9 | Credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,372	775
IFRS 9 | Credit impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	249	225
IFRS 9 | Credit impaired | – stage 1 | Non-credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | – stage 1 | Non-credit impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | Non-credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | Non-credit impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | Credit impaired | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,372	775
IFRS 9 | Credit impaired | Lifetime expected credit losses | Credit impaired | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	249	225
IFRS 9 | Credit impaired | Lifetime expected credit losses | – POCI | Loans and other credit-related commitments | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Lifetime expected credit losses | – POCI | Financial guarantees | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,634	19,067
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	82	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	843	347
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | – stage 1 | Non-credit impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Non-credit impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,505	18,797
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	82	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | Credit impaired | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	797	304
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to customers at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	129	270
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Loans and advances to banks at amortised cost | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets at amortised cost, category | Lifetime expected credit losses | – POCI | Other | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	46	43
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	42	46
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | – stage 1 | Non-credit impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Non-credit impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | Credit impaired | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5	0
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Lifetime expected credit losses | – POCI | Debt securities | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 37	$ 46